UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bislett Management, LLC
Address:   200 Sheridan Avenue, Suite 408
           Palo Alto, CA 94036

Form 13F File Number:    28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James D. Harris
Title:     Manager
Phone:     (650) 322-7600

Signature, Place and Date of Signing:

James D. Harris           Palo Alto, CA         January 29, 2008


Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      27

Form 13F Information Table Value Total:      109,625 x 1,000


List of Other Included Managers:   None


                                                          <C
                                                          >
NAME OF ISSUER       TITLE               VALUE            SH   PUT  INV.  OTHE     VOTING AUTH
                     OF       CUSIP      X1000    SHARES  /    /    DISC  R
                     CLASS                                PR   CAL  .     MGR
                                                          N    L
                                                                                 SOLE   SHR  NONE

CHESAPEAKE ENERGY    COMMON   165167107  3136     80000   SH        SOLE        80000
CORPORATION OK
COCA COLA            COMMON   191219104  4165     160000  SH        SOLE        160000
ENTERPRISES INC
COMMERCE BANCORP     COMMON   200519106  3558     93300   SH        SOLE        93300
INC N J COM
COMPASS MINERALS     COMMON   20451N101  10525    256700  SH        SOLE        256700
INTL INC
FINISHMASTER INC     COMMON   31787P108  7164     251368  SH        SOLE        251368
GRAY TELEVISION INC  COMMON   389375106  8908     1110700 SH        SOLE        1110700
IDEARC INC COM       COMMON   451663108  2283     130000  SH        SOLE        130000
DELAWARE
IRON MOUNTAIN INC    COMMON   462846106  5146     139000  SH        SOLE        139000
DEL
LEUCADIA NATL CORP   COMMON   527288104  8007     170000  SH        SOLE        170000
MCDONALDS CORP       COMMON   580135101  1944     33000   SH        SOLE        33000
MEDIACOM             COMMON   58446K105  4237     923000  SH        SOLE        923000
XOMMUNICATIONS CORP
MOBILE MINI INC      COMMON   60740F105  1112     60000   SH        SOLE        60000
MOHAWK INDS INC      COMMON   608190104  1190     16000   SH        SOLE        16000
NUCO2 INC            COMMON   629428103  10591    425356  SH        SOLE        425356
PIONEER NATURAL      COMMON   723787107  5861     120000  SH        SOLE        120000
RESOURCES CO
PROGRESSIVE CORP     COMMON   743315103  1150     60000   SH        SOLE        60000
OHIO
R H DONNELLEY CORP   COMMON   74955W307  6395     175300  SH        SOLE        175300
NEW
SCRIPPS E W CO CL A  COMMON   811054204  900      20000   SH        SOLE        20000
NEW
SUN CMNTYS INC       COMMON   866674104  1807     85740   SH        SOLE        85740
TRIPLE CROWN MEDIA   COMMON   89675K102  1749     368247  SH        SOLE        368247
INC COM
VULCAN MATERIALS CO  COMMON   929160109  2373     30000   SH        SOLE        30000
WASHINGTON POST CO   COMMON   939640108  1741     2200    SH        SOLE        2200
CL B
WHITING PETE CORP    COMMON   966387102  3460     60000   SH        SOLE        60000
NEW COM
XTO ENERGY INC       COMMON   98385X106  1798     35000   SH        SOLE        35000
YUM! BRANDS INC      COMMON   988498101  8113     212000  SH        SOLE        212000
BERKSHIRE HATHAWAY   CL A     084670108  2124     15      SH        SOLE        15
INC DEL CL A
BERKSHIRE HATHAWAY   CL B     084670207  189      40      SH        SOLE        40
INC DEL CL B


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